Average Annual Total Returns - Class K - BlackRock GA Disciplined Volatility Equity Fund	Feb. 26, 2021
MSCI ACWI Minimum Volatility (USD) Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	2.69%
Since Inception	7.67%
Class K
Average Annual Return:
1 Year	11.56%
Since Inception	8.14%
Inception Date	Jun. 01, 2017
Class K | After Taxes on Distributions
Average Annual Return:
1 Year	10.88%
Since Inception	7.32%
Inception Date	Jun. 01, 2017
Class K | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	7.26%
Since Inception	6.14%
Inception Date	Jun. 01, 2017